Costs of sales	6 Months Ended
Jun. 30, 2020
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Costs of stream sales	$26.2	$25.0	$67.0	$55.4
Mineral production taxes	0.8	0.6	1.5	1.2
Mining costs of sales	$27.0	$25.6	$68.5	$56.6
Energy costs of sales	1.0	1.8	3.1	3.2
	$28.0	$27.4	$71.6	$59.8